UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK †† — 96.0%
	Shares	Value
CONSUMER DISCRETIONARY — 11.6%
ANN INC*	212,331	$7,028,156
Ascena Retail Group*	930,700	10,758,892
Black Diamond*	316,475	2,012,781
Children’s Place Retail Stores	207,550	12,442,623
Crocs*	643,106	6,816,924
Finish Line, Cl A	361,509	8,531,612
FTI Consulting*	270,112	10,985,455
Group 1 Automotive	131,897	10,603,200
Hillenbrand	304,686	9,570,187
Insight Enterprises*	363,016	8,592,588
MDC Holdings	457,871	11,446,775
Orbotech*	609,960	9,411,683
Regis*	609,708	9,602,901

		117,803,777

CONSUMER STAPLES — 0.8%
Snyders-Lance	279,182	8,121,404

ENERGY — 2.5%
Bonanza Creek Energy*	385,313	10,048,963
Carrizo Oil & Gas*	155,405	7,008,766
Key Energy Services*	718,718	1,207,446
Matrix Service*	284,592	5,464,166
SAExploration Holdings*	414,260	1,371,201

		25,100,542

FINANCIAL SERVICES — 26.5%
Ameris Bancorp	633,134	15,277,523
Boston Private Financial Holdings	615,820	6,774,020
Brandywine Realty Trust†	379,548	6,304,292
Bryn Mawr Bank	370,239	10,792,467
Campus Crest Communities†	827,725	5,703,025
CatchMark Timber Trust, Cl A†	567,400	6,530,774
Connectone Bancorp	561,800	10,337,120
DuPont Fabros Technology†	334,189	12,451,882
Eagle Bancorp*	238,884	8,169,833
Enterprise Financial Services	450,137	8,602,118
Excel Trust†	736,200	10,336,248
Financial Institutions	8,806	193,996
First Merchants	260,293	5,684,799
First of Long Island	135,387	3,155,871
Flushing Financial	375,108	6,789,455
FNB	741,941	8,903,292
Hanmi Financial	539,798	10,720,388
Hanover Insurance Group	118,123	8,150,487
Heritage Financial	607,265	9,424,753
HomeTrust Bancshares*	543,357	8,394,866
Infinity Property & Casualty	64,264	4,515,831
Kite Realty Group Trust†	528,143	16,140,050
Lexington Realty Trust†	508,758	5,804,929
Navigators Group*	110,421	8,195,447
Parkway Properties†	336,151	6,151,564
Pebblebrook Hotel Trust†	280,382	13,020,940
ProAssurance	123,273	5,469,623
Selective Insurance Group	158,003	4,079,637
South State	194,200	11,595,682
Southwest Bancorp	416,910	6,362,047

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
Trico Bancshares	360,037	$8,406,864
United Financial Bancorp	877,297	10,913,575
Yadkin Financial*	359,500	6,852,070

		270,205,468

HEALTH CARE — 6.7%
Bio-Rad Laboratories, Cl A*	89,837	10,283,641
Charles River Laboratories International*	114,622	7,949,036
CONMED	243,823	11,615,728
Haemonetics*	270,865	10,726,254
Hill-Rom Holdings	191,617	9,151,628
Owens & Minor	299,198	10,241,547
WellCare Health Plans*	108,967	7,938,246

		67,906,080

INDUSTRIALS — 5.0%
Alamo Group	55,908	2,518,655
Altra Holdings	409,289	10,457,334
Applied Industrial Technologies	88,800	3,590,184
McDermott International*	2,214,195	4,981,939
MYR Group*	416,762	10,431,553
SP Plus*	450,244	10,049,446
Standex International	28,800	2,018,592
TAL International Group	162,993	6,625,666

		50,673,369

INFORMATION TECHNOLOGY — 2.4%
Acxiom*	244,500	4,449,900
Electro Scientific Industries	940,763	5,898,584
NETGEAR*	219,190	7,402,046
Perficient*	401,500	7,227,000

		24,977,530

MATERIALS — 1.5%
Innospec	162,071	6,396,942
Kaiser Aluminum	128,900	8,934,059

		15,331,001

MATERIALS & PROCESSING — 13.1%
ABM Industries	412,321	11,903,707
Aptargroup	111,186	7,016,948
Belden	188,547	15,638,088
Brady, Cl A	466,134	12,198,727
Carpenter Technology	246,599	9,355,966
HB Fuller	290,662	11,960,741
Innophos Holdings	246,696	14,688,280
Koppers Holdings	24,718	448,879
Kraton Performance Polymers*	295,634	5,717,562
OM Group	429,545	12,027,260
OMNOVA Solutions*	994,528	6,822,462
Rogers*	192,067	14,186,069
United Stationers	295,813	11,924,222

		133,888,911

PRODUCER DURABLES — 15.8%
Actuant, Cl A	451,643	10,437,470
Albany International, Cl A	239,815	8,184,886
Briggs & Stratton	366,950	6,755,549
CBIZ*	1,006,633	8,334,921
Compass Diversified Holdings(A)	611,655	9,908,811

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — continued
ESCO Technologies	369,541	$13,310,867
Granite Construction	319,030	10,872,542
Heartland Express	501,653	12,887,465
II-VI*	763,410	13,123,018
Kaman	224,446	8,533,437
Littelfuse	78,184	7,719,888
Marten Transport	329,706	6,742,488
Methode Electronics	338,879	12,257,254
Orbital Sciences*	389,717	10,947,150
Regal-Beloit	174,881	12,040,557
Triumph Group	161,293	9,203,379

		161,259,682

TECHNOLOGY — 7.3%
Coherent*	215,565	13,339,162
Emulex*	759,360	4,753,594
FormFactor*	755,452	5,703,663
GSI Group*	746,338	9,866,589
Harmonic*	838,762	6,416,529
Integrated Device Technology*	652,312	11,930,786
IXYS	811,900	9,174,470
ON Semiconductor*	290,634	2,909,246
Plantronics	236,938	10,858,869

		74,952,908

UTILITIES — 2.8%
IDACORP	209,347	14,216,755
NorthWestern	246,200	14,220,512

		28,437,267

TOTAL COMMON STOCK
(Cost $799,440,517)		978,657,939

SHORT-TERM INVESTMENT — 4.0%
Dreyfus Treasury Prime Cash Management, Cl A 0.00%, (B) (Cost $40,074,424)	40,074,424	40,074,424

TOTAL INVESTMENTS — 100.0% (Cost $839,514,941)‡		$1,018,732,363

Percentages are based on Net Assets of $1,019,159,343.
(A)	Security considered Master Limited Partnership. The total value of such security as of January 31, 2015 was $9,908,811 or 1.0% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of January 31, 2015.
*	Non-income producing security.
†	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purpose
‡	At January 31, 2015, the tax basis cost of the Portfolio’s investments was $839,514,941, and the unrealized appreciation and depreciation were $231,386,899 and $(52,169,477), respectively.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2015
(Unaudited)

As of January 31, 2015, all of the Portfolio’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015